CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (FY) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 35,238	$ 54,260
Interest bearing deposits	47,956	31,523
Cash and Cash Equivalents	83,194	85,783
Interest bearing deposits - time	5,591	11,866
Trading securities	410	148
Securities available for sale	610,616	585,484
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	15,543	15,471
Loans held for sale, carried at fair value	35,946	27,866
Payment plan receivables and other assets held for sale	33,360	0
Loans
Commercial	804,017	748,398
Mortgage	538,615	498,036
Installment	265,616	234,017
Payment plan receivables	0	34,599
Total Loans	1,608,248	1,515,050
Allowance for loan losses	(20,234)	(22,570)
Net Loans	1,588,014	1,492,480
Other real estate and repossessed assets	5,004	7,150
Property and equipment, net	40,175	43,103
Bank-owned life insurance	54,033	54,402
Deferred tax assets, net	32,818	39,635
Capitalized mortgage loan servicing rights	13,671	12,436
Vehicle service contract counterparty receivables, net	2,271	7,229
Other intangibles	1,932	2,280
Accrued income and other assets	26,372	23,733
Total Assets	2,548,950	2,409,066
Deposits
Non-interest bearing	717,472	659,793
Savings and interest-bearing checking	1,015,724	988,174
Reciprocal	38,657	50,207
Time	453,866	387,789
Total Deposits	2,225,719	2,085,963
Other borrowings	9,433	11,954
Subordinated debentures	35,569	35,569
Other liabilities held for sale	718	0
Accrued expenses and other liabilities	28,531	24,488
Total Liabilities	2,299,970	2,157,974
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 21,258,092 shares at December 31, 2016 and 22,251,373 shares at December 31, 2015	323,745	339,462
Accumulated deficit	(65,657)	(82,334)
Accumulated other comprehensive loss	(9,108)	(6,036)
Total Shareholders' Equity	248,980	251,092
Total Liabilities and Shareholders' Equity	$ 2,548,950	$ 2,409,066